Regulatory Matters	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Regulatory Matters [Abstract]
REGULATORY MATTERS

2.    REGULATORY MATTERS

Regulatory Assets and Liabilities

Recognition of regulatory assets and liabilities and the periods over which they are to be recovered or refunded through rate regulation reflect the decisions of the PUCT.  Components of our regulatory assets and liabilities and their remaining recovery periods as of March 31, 2020 are provided in the table below.  Amounts not currently earning a return through rate regulation are noted.

	Remaining Rate Recovery/ Amortization Period
	At March 31, 2020	At March 31, 2020	At December 31, 2019
Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$615	$623
Employee retirement costs being amortized	8 years	253	262
Employee retirement costs incurred since the last rate review period (b)	To be determined	76	79
Self-insurance reserve (primarily storm recovery costs) being amortized	8 years	298	309
Self-insurance reserve incurred since the last rate review period (primarily storm related) (b)	To be determined	221	238
Securities reacquisition costs	Lives of related debt	27	29
Deferred conventional meter and metering facilities depreciation	1 year	10	15
Under-recovered AMS costs	8 years	165	170
Energy efficiency performance bonus (a)	1 year or less	7	9
Wholesale distribution substation service	To be determined	39	34
Other regulatory assets (d)	Various	9	7
Total regulatory assets		1,720	1,775

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,199	1,178
Excess deferred taxes	Primarily over lives of related assets	1,557	1,574
Over-recovered wholesale transmission service expense (a)	1 year or less	14	30
Other regulatory liabilities	Various	16	11
Total regulatory liabilities		2,786	2,793
Net regulatory assets (liabilities)		$(1,066)	$(1,018)

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(d)	Includes $1 million in regulatory assets established to track our incremental costs related to the impact of COVID-19, including costs relating to our pandemic response plan.

PUCT Project No. 50664 Issues Related to the State of Disaster for the Coronavirus Disease 2019

On March 26, 2020, the PUCT issued an order in PUCT Project No. 50664 Issues Related to the State of Disaster for the Coronavirus Disease 2019 creating the COVID-19 Electricity Relief Program (COVID-19 ERP) to aid certain eligible residential customers unable to pay their electricity bills as a result of COVID-19 impacts. To fund that program, the PUCT order also provided for an initial $0.33 per MWh surcharge to be collected by transmission and distribution utilities through rates and directed ERCOT to provide an aggregate amount of $15 million in loans to those transmission and distribution utilities for the initial funding of the COVID-19 ERP. As a result, we filed a tariff rider on April 1, 2020 implementing the surcharge. The PUCT order provides that we may request an increase of the surcharge amount if the collections appear insufficient to cover eligible costs of the COVID-19 ERP. Surcharge collections will be recorded as a regulatory liability until the funds are used. Surcharge collections may only be used to reimburse transmission and distribution utilities and REPs for eligible unpaid bills from residential customers enrolled in the COVID-19 ERP, to cover costs of a third-party administrator to administer the eligibility process, and to reimburse ERCOT for the initial funding of the program. Pursuant to an order issued April 17, 2020, the COVID-19 ERP will expire July 17, 2020 unless extended by the PUCT.

Pursuant to the PUCT order, we received an unsecured loan from ERCOT on April 9, 2020 in the amount of $7 million. Under the terms of the loan agreement, we must repay the amount of the loan prior to September 26, 2020, (the original expiration date of the COVID-19 ERP pursuant to the March 26, 2020 PUCT order) or such  repayment date as may be set forth in a PUCT order.

The PUCT also authorized the transmission and distribution utilities to use a regulatory asset accounting mechanism and a subsequent process to seek future recovery of expenses resulting from the effects of COVID-19. Therefore, we are recording incremental costs incurred by Oncor resulting from the effects of COVID-19, including costs relating to the implementation of our pandemic response plan, as a regulatory asset.

3.    REGULATORY MATTERS

Regulatory Assets and Liabilities

Recognition of regulatory assets and liabilities and the periods over which they are to be recovered or refunded through rate regulation reflect the decisions of the PUCT.  Components of our regulatory assets and liabilities and their remaining recovery periods as of December 31, 2019 are provided in the table below.  Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at	At December 31,
	December 31, 2019	2019	2018

Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$623	$648
Employee retirement costs being amortized	8 years	262	297
Employee retirement costs incurred since the last rate review period (b)	To be determined	79	73
Self-insurance reserve (primarily storm recovery costs) being amortized	8 years	309	351
Self-insurance reserve incurred since the last rate review period (primarily storm related) (b)	To be determined	238	59
Securities reacquisition costs	Lives of related debt	29	10
Deferred conventional meter and metering facilities depreciation	1 year	15	36
Under-recovered AMS costs	8 years	170	185
Energy efficiency performance bonus (a)	1 year or less	9	7
Wholesale distribution substation service	To be determined	34	15
Other regulatory assets	Various	7	10
Total regulatory assets		1,775	1,691

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,178	1,023
Excess deferred taxes	Primarily over lives of related assets	1,574	1,571
Over-recovered wholesale transmission service expense (a)	1 year or less	30	89
Other regulatory liabilities	Various	11	14
Total regulatory liabilities		2,793	2,697
Net regulatory assets (liabilities)		$(1,018)	$(1,006)

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

InfraREIT Acquisition Approval (PUCT Docket No. 48929)

On May 9, 2019, the PUCT issued a final order in Docket No. 48929 approving the transactions contemplated by the InfraREIT Acquisition, including the SDTS-SU Asset Exchange, and the Sempra-Sharyland Transaction. For more information on these transactions, see Note 2.

Regulatory Status of the TCJA

The excess deferred tax related balances above are primarily the result of the TCJA corporate federal income tax rate reduction from 35% to 21%.  These regulatory liabilities reflect our obligation, as required by PUCT order in Docket No. 46957, to refund to utility customers any excess deferred tax related balances created by the reduction in the corporate federal income tax rate through reductions in our tariffs.

In 2018, we made filings to incorporate the impacts of the TCJA into our tariffs, including the reduction in the corporate income tax rate from 35% to 21% and amortization of excess deferred federal income taxes.  In September 2018, we reached an unopposed stipulation regarding an overall settlement of the TCJA impacts. The settlement included, on an annual basis, $144 million decrease in our revenue requirement related to the reduction of income tax expense currently in rates and a $75 million decrease related to amortization of excess deferred federal income taxes. Unprotected excess deferred federal income taxes are being refunded over a ten-year period and the protected excess deferred federal income taxes are being refunded over the lives of the related assets.

The settlement rates were implemented on an interim basis during 2018 and were approved by the PUCT on April 4, 2019.  During 2018, interim TCOS rates included refunds of excess deferred federal income taxes that were lower than the amount ultimately approved by the PUCT. Therefore, the PUCT approved in Docket 49160 an additional one time refund of $9 million, which was made in April and May of 2019.

DCRF (PUCT Docket No. 49427)

On April 8, 2019, we filed with the PUCT, as well as with cities with original jurisdiction over our rates, an application for approval of an updated DCRF.  The DCRF allows us to recover, primarily through our tariff for retail delivery service, certain costs related to our distribution investments.  In our DCRF application, we requested a $29 million increase in annual distribution revenues related to 2018 distribution investments.  On May 30, 2019, a stipulated settlement agreement among the parties to the proceeding was reached that included a $25 million increase in annual distribution revenues, and, on June 10, 2019, interim rates based on the stipulated settlement agreement were authorized to begin on September 1, 2019.  On September 12, 2019, the PUCT issued a final order implementing the settlement agreement and rates.

AMS Final Reconciliation (PUCT Docket No. 49721)

On July 9, 2019, we filed a request with the PUCT for a final reconciliation of our AMS costs.  Effective with the implementation of rates pursuant to the Docket No. 46957 rate review, we ceased recovering AMS charges through a surcharge on November 26, 2017, and AMS costs are now being recovered through base rates.  We made the following requests in our AMS reconciliation filing:

•	a reconciliation of all costs incurred with the $87 million of revenues collected during the final period of the AMS surcharge from January 1, 2017 to November 26, 2017,
•

a final PUCT determination of the net operating cost savings of $16 million from the final period of our AMS deployment that were used to reduce the amount of costs that were ultimately recovered through our AMS surcharge,

•	authorization to add the under-recovery of the 2017 AMS costs from this reconciliation proceeding of $6 million to the existing AMS regulatory asset currently being recovered through base rates, and
•

authorization to establish a regulatory asset to capture the costs associated with this reconciliation proceeding (if approved, Oncor would seek recovery of that regulatory asset in a future Oncor rate case).

On October 8, 2019, Oncor filed a joint motion to admit evidence and for approval of a joint proposed order that implements the requests detailed above, as agreed to by the PUCT staff and the Steering Committee of Cities. On December 16, 2019, the PUCT signed a Final Order approving Oncor’s requests as listed above.

2017 Rate Review (PUCT Docket No. 46957)

In response to resolutions passed by numerous cities with original jurisdiction over electric utility rates, we filed rate review proceedings with the PUCT and original jurisdiction cities in our service territory in March 2017 based on a January 1, 2016 to December 31, 2016 test year.

In July 2017, we and certain parties to our rate review agreed to a settlement of that rate review, and on August 2, 2017 a settlement agreement was filed with the PUCT that settled all issues in the docket.  On October 13, 2017, the PUCT issued an order approving the settlement of the rate review, subject to closing of the Sharyland Asset Exchange, which closed on November 9, 2017.  As a result of the closing, the contingency in the PUCT Docket No. 46957 order was met and our new rates as set forth in that order took effect on November 27, 2017.  The order also required us to record as a regulatory liability, instead of revenue, the amount that we collected through our approved tariffs for federal income taxes that was above the new corporate federal income rate.  Other significant findings in the order include a change in our authorized return on equity to 9.80% and a change in our authorized regulatory capital structure to 57.5% debt to 42.5% equity.  Our previous authorized return on equity was 10.25% and our previous authorized regulatory capital structure was 60% debt to 40% equity.  The PUCT order required us to record a regulatory liability from November 27, 2017 until the new authorized regulatory capital structure was met to reflect our actual capitalization prior to achieving the authorized capital structure. Our authorized regulatory capital structure was met in May 2018, and therefore we ceased accruing amounts to the capital structure refund regulatory liability as of that time. The regulatory liability of $6 million was approved on September 14, 2018 in PUCT Docket No. 48522, and the liability was subsequently returned to customers in September 2018.

Also, in accordance with the rate review final order, effective November 27, 2017, the AMS surcharge ceased and ongoing AMS costs are being recovered through base rates which include the recovery of the AMS regulatory asset over a 10-year period.  We continue to recover previously approved retired conventional meters over time as a regulatory asset.

Sharyland 2017 Asset Exchange (PUCT Docket No. 47469)

On July 21, 2017, we entered into the Sharyland 2017 Agreement, which provided for us to exchange certain of our transmission assets and cash for certain of the Sharyland Entities’ distribution assets (constituting substantially all of their electricity distribution business) and certain of their transmission assets.  On October 13, 2017, the PUCT issued an order approving the Sharyland 2017 Asset Exchange and on November 9, 2017, the parties consummated the transaction.  For more information on the Sharyland 2017 Agreement and the Sharyland 2017 Asset Exchange, see Note 2.

We are involved in various other regulatory proceedings in the normal course of business, the ultimate resolution of which, in the opinion of management, should not have a material effect upon our financial position, results of operations or cash flows.